Related party transactions - Additional information (Details)	1 Months Ended						6 Months Ended
	Jul. 31, 2021 USD ($)	Jul. 31, 2021 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2020 CNY (¥)	Jul. 31, 2020 USD ($)	Jul. 31, 2020 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Revenue from Related Parties							$ 1,050	$ 1,618
Annual rent							4,912	30,513
Interest expense arising from lease							8,366	10,124
Forasen Group
Related Party Transaction [Line Items]
Monthly rent			$ 1,313	¥ 9,200
Terms of lease			1 year	1 year
Zhejiang Tantech Bamboo Technology Co., Ltd.
Related Party Transaction [Line Items]
Terms of lease	10 years	10 years			10 years	10 years
Annual rent	$ 72,462	¥ 459,360			$ 67,526	¥ 459,360
Hangzhou Forasen Technology Co., Ltd [Member] | Sublease agreement with Hangzhou Forasen Technology Co., Ltd
Related Party Transaction [Line Items]
Annual rent			$ 41,639	¥ 283,258
Terms of sublease agreement			2 years	2 years
Sublease income							$ 21,555	$ 19,810